Other operating income/(expense) (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Information about Other Operating Expense

	2021 £m	2020 £m	2019 £m
Fair value remeasurements of equity investments	37	(6)	(14)

Disposal of businesses and assets	591	2,779	541

Fair value remeasurements on contingent consideration recognised in business combinations	(1,058)	(1,286)	(92)

Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	(48)	52	234

Fair value adjustments on derivative financial instruments	(4)	20	–

Other incom e	6	65	20
	(476)	1,624	689